Financial Assets Measured At Fair Value Through Other Comprehensive Income - Summary of Financial Assets Measured At Fair Value Through Other Comprehensive Income (Detail)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MYR (RM)	Dec. 31, 2021 MYR (RM)
Quoted shares measured at fair value through other comprehensive income ("FVTOCI"):
At beginning of year	$ 7,773,283	RM 34,221,879
Addition			RM 6,398,987
Fair value adjustment	(4,861,359)	(21,402,132)	27,822,892
At end of year	$ 2,911,924	RM 12,819,747	RM 34,221,879